Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 95.2%
Australia 5.2%
Aurizon Holdings Ltd.	18,023	42,984
Australia & New Zealand Banking Group Ltd.	2,332	44,002
Brambles Ltd.	5,946	42,247
Endeavour Group Ltd.	10,897	52,730
Macquarie Group Ltd.	342	47,380
Sydney Airport (Units)*	6,537	38,428
Telstra Corp., Ltd.	9,241	26,641
Treasury Wine Estates Ltd.	12,302	105,033
Woolworths Group Ltd.	3,016	87,334
(Cost $497,395)		486,779
Austria 1.5%
Erste Group Bank AG (Cost $76,527)	3,318	144,904
Belgium 0.9%
KBC Group NV (Cost $73,625)	1,053	87,987
Denmark 2.9%
Novo Nordisk AS "B" (Cost $110,719)	2,491	267,772
Finland 1.2%
Neste Oyj (Cost $63,404)	2,426	114,826
France 12.1%
Aeroports de Paris*	228	26,611
BNP Paribas SA	2,315	144,060
Capgemini SE	851	197,331
Danone SA	1,264	74,075
Kering SA	188	145,927
LVMH Moet Hennessy Louis Vuitton SE	309	240,517
SEB SA	581	86,299
Valeo SA	2,220	64,284
Worldline SA 144A*	3,131	164,910
(Cost $809,064)		1,144,014
Germany 8.0%
Allianz SE (Registered)	558	121,461
BASF SE	2,478	162,579
Bayerische Motoren Werke AG	620	59,424
Deutsche Boerse AG	635	100,035
LANXESS AG	1,802	104,683
Merck KGaA	665	165,060
Puma SE	376	45,468
(Cost $578,709)		758,710

Hong Kong 0.9%
HKT Trust & HKT Ltd. (Units)	24,000	32,550
PCCW, Ltd.	105,000	52,988
(Cost $89,769)		85,538
Ireland 1.7%
Kingspan Group PLC (Cost $81,521)	1,392	160,758
Italy 1.8%
Moncler SpA (Cost $44,578)	2,332	169,517
Japan 21.1%
AGC, Inc.	3,500	170,881
Astellas Pharma, Inc.	4,200	65,880
Central Japan Railway Co.	900	123,595
Chugai Pharmaceutical Co., Ltd.	5,000	162,070
CyberAgent, Inc.	8,500	156,262
Daiwa House REIT Investment Corp. (REIT)	18	51,485
Dentsu Group, Inc.	600	19,044
East Japan Railway Co.	400	24,553
ITOCHU Corp.	1,400	40,030
Japan Metropolitan Fund Invest (REIT)	66	57,003
Japan Post Bank Co., Ltd.	11,800	96,239
Japan Prime Realty Investment Corp. (REIT)	8	28,611
Japan Real Estate Investment Corp. (REIT)	8	46,378
KDDI Corp.	2,500	72,687
Lixil Corp.	1,500	36,716
Marubeni Corp.	5,200	45,967
Mitsubishi Corp.	4,500	133,527
Mitsubishi Electric Corp.	4,200	52,636
Mitsubishi UFJ Financial Group, Inc.	24,000	126,525
Mitsui & Co., Ltd.	1,800	40,123
Nippon Telegraph & Telephone Corp.	1,200	33,095
SoftBank Group Corp.	1,100	58,050
Sumitomo Mitsui Financial Group, Inc.	3,600	117,029
Takeda Pharmaceutical Co., Ltd.	3,000	80,150
Terumo Corp.	3,200	130,082
Toshiba Corp.	600	23,922
(Cost $1,889,674)		1,992,540
Luxembourg 0.4%
Aroundtown SA (Cost $39,103)	5,478	32,872
Netherlands 9.2%
ASML Holding NV	441	347,663
Koninklijke DSM NV	891	192,321
Koninklijke Philips NV	1,928	67,794
Royal Dutch Shell PLC "A"	8,894	186,095
Stellantis NV	4,296	73,535
(Cost $500,545)		867,408
Norway 1.8%
DNB Bank ASA (Cost $132,608)	7,764	169,392
Spain 3.1%
Grifols SA	4,057	72,902

Iberdrola SA	15,173	170,079
Siemens Gamesa Renewable Energy SA*	1,936	51,646
(Cost $284,064)		294,627
Sweden 3.5%
Assa Abloy AB "B"	2,952	83,069
Epiroc AB "A"	2,987	72,575
Fastighets AB Balder "B"*	520	39,006
Hexagon AB "B"	6,806	99,682
Skanska AB "B"	1,477	34,000
(Cost $230,289)		328,332
Switzerland 9.6%
ABB Ltd. (Registered)	1,021	35,207
Kuehne & Nagel International AG (Registered)	335	96,168
Lonza Group AG (Registered)	190	153,345
Nestle SA (Registered)	2,885	369,442
Sika AG (Registered)	550	214,606
Straumann Holding AG (Registered)	18	38,336
(Cost $470,931)		907,104
United Kingdom 10.3%
Compass Group PLC*	8,814	171,343
Diageo PLC	4,587	231,100
M&G PLC	28,621	71,016
National Grid PLC	8,241	109,493
Prudential PLC	10,048	169,500
RELX PLC	5,209	161,584
SSE PLC	1,469	30,341
Vodafone Group PLC	17,390	25,329
(Cost $864,480)		969,706
Total Common Stocks (Cost $6,837,005)		8,982,786

Exchange-Traded Funds 1.3%
iShares MSCI Hong Kong ETF (a) (Cost $139,593)	5,349	124,578

Preferred Stocks 0.8%
Germany
Porsche Automobil Holding SE (Cost $78,767)	893	75,046

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $125,840)	125,840	125,840

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.04% (b) (Cost $134,070)	134,070	134,070

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $7,315,275)	100.0	9,442,320
Other Assets and Liabilities, Net	(0.0)	(272)
Net Assets	100.0	9,442,048
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
249,865	—	124,025 (d)	—	—	297	—	125,840	125,840
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.04% (b)
58,142	436,397	360,469	—	—	7	—	134,070	134,070
308,007	436,397	484,494	—	—	304	—	259,910	259,910
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $121,108, which is 1.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust

At November 30, 2021 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)
Industrials	1,537,227	17%
Financials	1,439,530	16%
Health Care	1,203,391	13%
Consumer Discretionary	1,131,360	12%
Consumer Staples	919,714	10%
Information Technology	809,586	9%
Materials	674,189	8%
Communication Services	476,646	5%
Utilities	309,913	4%
Energy	300,921	3%
Real Estate	255,355	3%
Total	9,057,832	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$486,779	$—	$486,779
Austria	—	144,904	—	144,904
Belgium	—	87,987	—	87,987
Denmark	—	267,772	—	267,772
Finland	—	114,826	—	114,826
France	—	1,144,014	—	1,144,014
Germany	—	758,710	—	758,710
Hong Kong	—	85,538	—	85,538
Ireland	—	160,758	—	160,758
Italy	—	169,517	—	169,517
Japan	—	1,992,540	—	1,992,540
Luxembourg	—	32,872	—	32,872
Netherlands	—	867,408	—	867,408
Norway	—	169,392	—	169,392
Spain	—	294,627	—	294,627
Sweden	—	328,332	—	328,332
Switzerland	—	907,104	—	907,104
United Kingdom	—	969,706	—	969,706
Exchange-Traded Funds	124,578	—	—	124,578
Preferred Stocks	—	75,046	—	75,046
Short-Term Investments (a)	259,910	—	—	259,910
Total	$384,488	$9,057,832	$—	$9,442,320
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH1
R-080548-1 (1/23)